iShares
®
Environmental Infrastructure and Industrials ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  5 .9%
Advanced Drainage Systems, Inc. ............. 1,102 $ 172,970
China Lesso Group Holdings Ltd. .............. 14,000 6,381
Reliance Worldwide Corp. Ltd. ................ 11,188 30,266
TOTO Ltd. ............................. 2,300 123,165
Zhejiang Weixing New Building Materials Co. Ltd. ,
Class A .............................. 2,000 2,417
335,199
a
Chemicals  —  2 .1%
Ingevity Corp.
(a)
.......................... 528 39,426
Umicore SA ............................ 3,457 80,201
119,627
a
Commercial Services & Supplies  —  12 .9%
Befesa SA
(b)
............................ 555 18,921
Beijing GeoEnviron Engineering & Technology, Inc. ,
Class A .............................. 1,700 4,836
Beijing Originwater Technology Co. Ltd. , Class A .... 4,600 2,166
Chengdu Xingrong Environment Co. Ltd. , Class A ... 2,800 2,651
Clean Harbors, Inc.
(a)
...................... 772 230,635
Derichebourg SA ......................... 1,410 15,351
ION Exchange India Ltd. .................... 915 3,951
SPIC Hydropower Co. Ltd. , Class A ............ 1,300 2,311
Sunny Friend Environmental Technology Co. Ltd. ... 1,000 2,391
Tetra Tech, Inc. .......................... 3,952 114,173
TRE Holdings Corp. ....................... 600 7,748
Veralto Corp. ............................ 3,732 330,954
736,088
a
Construction & Engineering  —  3 .1%
NBCC India Ltd. ......................... 15,940 17,708
Stantec, Inc. ............................ 1,735 119,667
Sweco AB , Class B ....................... 3,094 40,596
177,971
a
Containers & Packaging  —  6 .2%
Smurfit Westrock PLC ..................... 7,618 352,409
a
Electric Utilities  —  0 .0%
China Southern Power Grid Energy Storage Co. Ltd. ,
Class A .............................. 1,800 3,266
a
Electronic Equipment, Instruments & Components  —  3 .9%
Badger Meter, Inc. ........................ 438 64,990
Landis+Gyr Group AG
(a)
.................... 400 21,428
Osaki Electric Co. Ltd. ..................... 500 4,626
Riken Keiki Co. Ltd. ....................... 600 13,795
Shimadzu Corp. .......................... 3,900 99,467
Wasion Holdings Ltd. ...................... 8,000 20,371
224,677
a
Machinery  —  30 .0%
Construcciones y Auxiliar de Ferrocarriles SA ...... 261 18,959
Franklin Electric Co., Inc. ................... 568 60,884
Fujian Longking Co. Ltd. , Class A .............. 1,300 2,793
Guangdong Topstar Technology Co. Ltd. , Class A ... 600 3,656
Kurita Water Industries Ltd. .................. 1,600 91,291
Lindsay Corp. ........................... 159 19,684
METAWATER Co. Ltd. ..................... 400 8,256
Mueller Water Products, Inc. , Class A ........... 2,331 60,210
NFI Group, Inc.
(a)
......................... 1,418 23,816
NGK Corp. ............................. 4,000 188,517
Nippon Sharyo Ltd.
(a)
...................... 100 1,954
Organo Corp. ........................... 397 40,596
Security Shares Value
a
Machinery (continued)
Pentair PLC ............................ 2,433 $ 186,514
TOMRA Systems ASA ..................... 3,598 34,642
Torishima Pump Manufacturing Co. Ltd.
(a)
........ 300 5,218
Tsukishima Holdings Co. Ltd. ................. 400 6,470
Watts Water Technologies, Inc. , Class A .......... 412 161,277
Westinghouse Air Brake Technologies Corp. ....... 1,244 335,382
Xylem, Inc. ............................. 2,995 354,039
Yangzijiang Shipbuilding Holdings Ltd. ........... 38,300 101,602
Yutong Bus Co. Ltd. , Class A ................. 2,500 9,887
1,715,647
a
Metals & Mining  —  2 .0%
ARE Holdings, Inc. ........................ 1,300 23,721
Dowa Holdings Co. Ltd. .................... 800 43,214
Hangzhou Iron & Steel Co. , Class A ............ 3,400 3,088
Sims Ltd. .............................. 2,424 46,455
116,478
a
Multi-Utilities  —  6 .4%
Nebras Energy
(a)
......................... 7,551 29,644
Veolia Environnement SA ................... 8,039 334,995
364,639
a
Professional Services  —  0 .6%
Arcadis N.V. ............................ 974 37,437
a
Trading Companies & Distributors  —  2 .4%
Core & Main, Inc. , Class A
(a)
.................. 2,845 137,271
a
Water Utilities  —  23 .9%
Aguas Andinas SA , Class A
(a)
................. 39,880 14,279
AlKhorayef Water & Power Technologies Co. ...... 263 7,745
American States Water Co. .................. 588 48,586
American Water Works Co., Inc. ............... 2,619 344,608
Beijing Capital Eco-Environment Protection Group Co.
Ltd. , Class A .......................... 6,700 2,687
Beijing Enterprises Water Group Ltd. ............ 58,000 16,729
California Water Service Group ............... 912 44,369
China Water Affairs Group Ltd.
(a)
............... 18,000 10,064
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 35,426 203,403
Cia de Saneamento de Minas Gerais Copasa MG ... 3,772 43,790
Cia De Saneamento do Parana Sanepar ......... 2,287 16,418
Essential Utilities, Inc. ...................... 4,295 164,542
H2O America ........................... 521 31,661
Jiangxi Hongcheng Environment Co. Ltd. , Class A ... 1,600 2,136
Pennon Group PLC ....................... 7,090 43,796
Severn Trent PLC ........................ 4,038 158,084
United Utilities Group PLC ................... 11,293 195,956
VA Tech Wabag Ltd. ....................... 689 14,649
Zhongshan Public Utilities Group Co. Ltd. , Class A .. 1,500 2,473
1,365,975
a
Total Common Stocks — 99.4%
(Cost: $ 4,155,392 ) .................................. 5,686,684

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Preferred Stocks
Machinery  —  0 .2%
Marcopolo SA , Preference Shares , NVS
(a)
........ 11,337 $ 13,155
a
a
Total Preferred Stocks — 0.2%
(Cost: $ 11,239 ) .................................... 13,155
Total Long-Term Investments — 99.6%
(Cost: $ 4,166,631 ) .................................. 5,699,839
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 8,664 8,664
a
Total Short-Term Securities — 0.2%
(Cost: $ 8,664 ) ..................................... 8,664
Total Investments — 99.8%
(Cost: $ 4,175,295 ) .................................. 5,708,503
Other Assets Less Liabilities — 0 .2% ..................... 13,004
Net Assets — 100.0% ................................. $ 5,721,507
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 8,251  $ 413
(a)
$ —  $ —  $ —  $ 8,664  8,664  $ 65  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 09/18/26 $ 15 $ 12

iShares
®
Environmental Infrastructure and Industrials ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,705,601  $ 1,981,083  $ —  $ 5,686,684
Preferred Stocks ......................................... 13,155  —  —  13,155
Short-Term Securities
Money Market Funds ...................................... 8,664  —  —  8,664
$ 3,727,420  $ 1,981,083  $ —  $ 5,708,503
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12  $ —  $ —  $ 12
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares